CrossingBridge Responsible Credit Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Face Amount† /
	Number of Shares	Value
Asset Backed Securities - 9.14%
Transportation and Warehousing - 9.14%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	1,783,383	1,499,192
Total Asset Backed Securities (Cost $1,544,131)		1,499,192

Bank Loans - 14.27%
Administrative and Support and Waste Management and Remediation Services - 0.61%
Monitronics International, Inc.
8.750% (Base Rate + 7.500%), 03/29/2024 (a)	149,615	99,245
Information - 1.81%
Consummate Investments LLC
6.875%, 05/31/2024 (g)	300,000	297,000
Manufacturing - 9.03%
Real Alloy
12.250% (3 Month LIBOR + 10.000%), 05/31/2023 (a)(g)	1,480,934	1,480,934
Retail Trade - 2.82%
West Marine, Inc.
9.916% (1 Month LIBOR + 8.250%), 06/01/2029 (a)	500,000	462,500
Total Bank Loans (Cost $2,377,531)		2,339,679

Common Stocks - 0.52%
Health Care and Social Assistance - 0.52%
Biote Corp. Founder Shares (f)(g)(h)	30,000	84,825
Total Common Stocks (Cost $0)		84,825

Convertible Bonds - 1.13%
Manufacturing - 1.13%
Danimer Scientific, Inc.
3.250%, 12/15/2026 (b)	260,000	184,860
Total Convertible Bonds (Cost $258,960)		184,860

Corporate Bonds - 56.14%
Agriculture, Forestry, Fishing and Hunting - 6.03%
Cooks Venture, Inc.
2022-2, 5.500%, 01/15/2025 (b)	1,000,000	988,700
Educational Services - 1.74%
Cengage Learning, Inc.
9.500%, 06/15/2024 (b)	308,000	285,341
Finance and Insurance - 3.97%
StoneX Group, Inc.
8.625%, 06/15/2025 (b)	648,000	650,819
Information - 17.26%
Calligo UK Ltd.
8.500% (3 Month EURIBOR + 8.500%), 12/29/2024 (a)(c)(d)	100,000	102,438
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (b)(c)	200,000	179,425
Go North Group AB
12.874%, 07/15/2025 (c)(e)	5,000,000	488,771
INNOVATE Corp.
8.500%, 02/01/2026 (b)	460,000	393,226
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (a)(c)(d)	1,250,000	1,312,899
MicroStrategy, Inc.
6.125%, 06/15/2028 (b)	316,000	252,220
Tigo Energy, Inc.
5.500%, 01/15/2025 (b)	100,000	100,078
		2,829,057
Manufacturing - 4.94%
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (b)	550,000	506,057
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (a)(c)(d)	300,000	304,169
		810,226
Mining, Quarrying, and Oil and Gas Extraction - 1.92%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (c)	333,120	314,798
Professional, Scientific, and Technical Services - 3.48%
Getty Images, Inc.
9.750%, 03/01/2027 (b)	600,000	570,774
Retail Trade - 3.53%
The Fresh Market, Inc.
9.750%, 05/01/2023 (b)	578,954	578,954
Transportation and Warehousing - 7.77%
Golar LNG Ltd.
7.000%, 10/20/2025 (c)	480,000	454,200
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (b)(c)	832,000	818,384
		1,272,584
Utilities - 5.50%
IEA Energy Services LLC
6.625%, 08/15/2029 (b)	1,100,000	902,000
Total Corporate Bonds (Cost $9,889,981)		9,203,253

Special Purpose Acquisition Companies - 11.60%
AltEnergy Acquisition Corp. (f)	1,341	13,383
Atlantic Avenue Acquisition Corp. (f)	26,630	264,036
Authentic Equity Acquisition Corp. (c)(f)	31,000	305,350
AxonPrime Infrastructure Acquisition Corp. Founder Shares (f)(g)(h)	1,000	230
Carney Technology Acquisition Corp. II (f)	11,082	109,379
Cohn Robbins Holdings Corp. (c)(f)	7,200	71,568
COVA Acquisition Corp. (c)(f)	16,671	163,876
Empowerment & Inclusion Capital I Corp. (f)	22,322	219,649
Enterprise 4.0 Technology Acquisition Corp. (c)(f)	1,351	13,551
Global Technology Acquisition Corp. I (c)(f)	242	2,415
Goldenstone Acquisition Ltd. (f)	8,333	82,413
Healthcare Services Acquisition Corp. (f)	31,000	305,040
Iconic Sports Acquisition Corp. (c)(f)	7,573	75,730
Ignyte Acquisition Corp. (f)	22,737	224,414
Legato Merger Corp. II (f)	4,502	44,660
SportsMap Tech Acquisition Corp. (f)	675	6,730
Total Special Purpose Acquisition Companies (Cost $1,876,061)		1,902,424

Warrants - 0.01%
Arbor Rapha Capital Bioholdings Corp. I (f)
Expiration: 10/31//2028, Exercise Price: $11.50	10,349	634
Global Technology Acquisition Corp. I (c)(f)
Expiration: 10/19/2026, Exercise Price: $11.50	121	18
Goldenstone Acquisition Ltd. (f)
Expiration: 07/15/2026, Exercise Price: $11.50	6,333	418
Total Warrants (Cost $2,086)		1,070

Money Market Funds - 9.97%
First American Government Obligations Fund - Class X, 1.301% (i)	788,455	788,455
First American Treasury Obligations Fund - Class X, 1.324% (i)	845,268	845,268
Total Money Market Funds (Cost $1,633,723)		1,633,723

Total Investments (Cost $17,582,473) - 102.78%		16,849,026
Liabilities in Excess of Other Assets - (2.78)%		(455,356)
Total Net Assets - 100.00%		$16,393,670

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Variable rate security. The rate shown represents the rate at June 30, 2022.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
Aggregate value of these securities is $6,410,839 or 39.11% of Fund’s net assets.
(c)	Foreign issued security.
(d)	Principal amount denominated in Euros.
(e)	Principal amount denominated in Swedish Krona.
(f)	Non-income producing security.
(g)	Security valued using unobservable inputs.
(h)	Illiquid security.
(i)	Seven day yield as of June 30, 2022.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2022	Currency to be Received	USD Value at June 30, 2022	Unrealized Appreciation / (Depreciation)
7/15/2022	U.S. Bank	1,978,000 EUR	$2,074,902	2,105,544 USD	$2,105,544	$30,642
7/15/2022	U.S. Bank	102,567 USD	102,567	97,100 EUR	101,857	(710)
			$2,177,469		$2,207,401	$29,932

EUR - Euro
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2022:

CrossingBridge Responsible Credit Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$1,499,192	$-	$1,499,192
Bank Loans	-	561,745	1,777,934	2,339,679
Common Stocks	-	-	84,825	84,825
Convertible Bonds	-	184,860	-	184,860
Corporate Bonds	-	9,203,253	-	9,203,253
Special Purpose Acquisition Companies	1,895,464	6,730	230	1,902,424
Warrants	652	418	-	1,070
Money Market Fund	1,633,723	-	-	1,633,723
Total Assets	$3,529,839	$11,456,198	$1,862,989	$16,849,026

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$29,932	$-	$29,932
Total Other Financial Instruments	$-	$29,932	$-	$29,932

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Responsible Credit Fund
	Bank Loans	Common Stocks	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2021	$-	$-	$-
Purchases	1,777,934	-	-
Sales	-	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	-	84,825	230
Transfer in/(out) of Level 3	-	-	-
Ending Balance - June 30, 2022	$1,777,934	$84,825	$230

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

CrossingBridge Responsible Credit Fund
Description	Fair Value June 30, 2022	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Bank Loans	$1,777,934	Company-specific information	Market assessment	$99-$100/$99.83
Common Stocks*	84,825	Company-specific information	Market assessment	$2.83/$2.83
Special Purpose Acquisition Companies**	230	Company-specific information	Market assessment	$0.23/$0.23

* Table presents information for one security, which has been valued at $100.00 throughout the period.
** Table presents information for one security, which has been valued between $0 and $0.45 throughout the period.